Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Banc of America Merrill Lynch Commercial Mortgage Inc. One Bryant Park New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Banc of America Merrill Lynch Commercial Mortgage Inc. (the “Company”) and Bank of America, National Association, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley & Co. LLC, Morgan Stanley Mortgage Capital Holdings LLC, Wells Fargo Bank, National Association, Wells Fargo Securities, LLC and Drexel Hamilton, LLC (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of BANK 2017-BNK9, Commercial Mortgage Pass-Through Certificates, Series 2017-BNK9.

The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On November 24, 2017, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing (i) 17 mortgage loans contributed by Bank of America, National Association (“BANA”) that are secured by 26 mortgaged properties (the “BANA Assets”), (ii) 18 mortgage loans contributed by Morgan Stanley Mortgage Capital Holdings LLC (“MSMCH”) that are secured by 38 mortgaged properties (the “MSMCH Assets”), (iii) 9 mortgage loans contributed by Wells Fargo Bank, National Association (“WFB”) that are secured by 24 mortgaged properties (the “WFB Assets”) and (iv) 1 mortgage loan contributed jointly by Morgan Stanley Mortgage Capital Holdings LLC and Wells Fargo Bank, National Association (“MSMCH/WFB”) that is secured by 1 mortgaged property (the “MSMCH/WFB Asset”). Together, WFB, BANA, MSMCH and MSMCH/WFB are referred to herein as the “Mortgage Loan Sellers” and the WFB Assets, BANA Assets, MSMCH Assets and MSMCH/WFB Asset are referred to herein as the “Mortgage Assets.”

From October 26, 2017 through November 24, 2017, representatives of each of the Mortgage Loan Sellers provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Assets.

Member of Deloitte Touche Tohmatsu Limited

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “None - Mortgage Loan Seller Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) the existence or ownership of the Mortgage Assets or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

November 24, 2017

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by each of the respective Mortgage Loan Sellers, with respect to each of the Mortgage Assets (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, promissory note splitters, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

Warwick – AR Draft Promissory Note A-1, Warwick – AR Draft Promissory Note A-2 or BOA_Warwick – Note Reallocation Agreement (collectively, the “Warwick Mall Draft Promissory Note”);

Bass Pro – LD(Retail) – Replacement Amended and Restated Promissory Note A-2(B)(1), Bass Pro – LD(Retail) – Replacement Amended and Restated Promissory Note A-2(B)(2) (the “Bass Pro and Cabela’s Portfolio Draft Promissory Note”);

Subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note (collectively, the “Subordinate Loan Document”);

Subordinate unsecured loan agreement or subordinate unsecured promissory note (collectively, the “Subordinate Unsecured Loan Document”);

Mezzanine loan agreement or mezzanine promissory note (collectively, the “Mezzanine Loan Document”);

The guaranty agreements or environmental indemnity agreement (the “Guaranty”);

Cash management agreement, lockbox agreements, deposit account control agreement and/or the restricted account agreement (collectively, the “Cash Management Agreement”);

The closing statements or servicing system screen prints (collectively, the “Closing Statement”);

Non-consolidation opinion letters (the “Non-Consolidation Opinion”);

Ground leases and ground lease estoppels (collectively, the “Ground Lease”);

The real estate property appraisal reports (the “Appraisal Report”);

Metropolitan statistical area to ZIP code mapping spreadsheet (the “MSA Spreadsheet”);

United States Postal Service website – www.usps.com (“USPS”);

Property condition reports (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic reports (the “Seismic Report”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”);

Asset summary reports (“ASR”);

Property Hazard and Liability Insurance Certificates (the “Insurance Certificate”);

Servicer reports and records and provided electronic files (the “Servicer Records”); and

EDGAR ABS XML technical specification (Version 1.5) document dated December 2016 (the “EDGAR ABS XML Technical Specification Document”).

*****

	Characteristic	Source Document
1	Property Name	Identification purposes only – not applicable
2	Percent by Cut-off Date Balance	Refer to calculation procedures
3	Original Balance	Loan Agreement [1,2]
4	Cut-off Date Balance	Refer to calculation procedures
5	Maturity Date Balance	Refer to calculation procedures
6	Cut-off Date Balance per Unit or SF	Refer to calculation procedures
7	Cut-off Date	None - Mortgage Loan Seller Provided
8	Number of Properties	Appraisal Report
9	Street Address	Appraisal Report
10	City	Appraisal Report
11	State	Appraisal Report
12	Zip Code	Appraisal Report/USPS
13	County	Appraisal Report
14	MSA	MSA Spreadsheet
15	North or South CA (NCA/SCA)	Appraisal Report
16	Property Type	Appraisal Report
17	Property Sub-Type	Appraisal Report
18	Units/SF	Rent Roll
19	Year Built	Appraisal Report/Engineering Report
20	Year Renovated	Appraisal Report/Engineering Report
21	Single-Tenant (Y/N)	Rent Roll
22	Owner-Occupied >20% (Y/N - %)	Rent Roll
23	Percent Leased	Rent Roll
24	Percent Leased as of Date	Rent Roll
25	Percent Leased Source	Rent Roll
26	Sec. 8 (Multifamily) (Y/N)	Appraisal Report
27	No. of Sec. 8 Units	Appraisal Report
28	Sec. 42 (Multifamily) (Y/N)	Appraisal Report
29	No. of Sec. 42 Units	Appraisal Report
30	Hotel Franchise Agreement Expiration Date	Rent Roll
31	Condo Component (Y/N - % of Borrower Control)	Rent Roll
32	Ownership Interest	Title Policy
33	Ground Lease Extinguished Upon Foreclosure (Y/N)	Ground Lease
34	Ground Lease Expiration Date	Ground Lease
35	Extension Options	Ground Lease
36	Extension Options Description	Ground Lease

	Characteristic	Source Document
37	Ground Lease Outside Expiration Date (Including Extensions)	Ground Lease
38	Appraised Value	Appraisal Report
39	Value as of Date	Appraisal Report
40	Borrower Name	Loan Agreement
41	Sponsor	Loan Agreement/ASR
42	Nonrecourse Carve-out Guarantor	Guaranty/Loan Agreement
43	Environmental Indemnitor	Guaranty/Loan Agreement
44	Borrower Type (LLC, LP, TIC, DST, Corp, etc.)	Loan Agreement
45	Borrower State of Incorporation	Loan Agreement
46	Borrower Required to Maintain Lender Register (NOT at Lender's Option) (Y/N)	Loan Agreement
47	SAE (Y/N)	Loan Agreement
48	SPE (Y/N)	Loan Agreement
49	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
50	Independent Director (Y/N)	Loan Agreement
51	Related Borrowers (Y/N)	Loan Agreement
52	Related Borrower Pool	Loan Agreement
53	Cross Collateralized / Cross Defaulted (Y/N)	Loan Agreement
54	Single Note / Multiple Property Loan (Y/N)	Loan Agreement
55	Acquisition or Refinance	Closing Statement/ASR
56	Note Date	Loan Agreement
57	First P&I Payment Date	Loan Agreement
58	First Payment Date (IO)	Loan Agreement
59	Maturity Date or ARD	Loan Agreement
60	ARD Loan (Y/N)	Loan Agreement
61	Final Maturity Date	Loan Agreement
62	ARD Rate Step	Loan Agreement
63	Lockbox Type	Cash Management Agreement/Loan Agreement
64	Cash Management Status	Cash Management Agreement/Loan Agreement
65	Terms/Description of Springing Lockbox	Cash Management Agreement/Loan Agreement
66	Original Term to Maturity or ARD (mos.)	Refer to calculation procedures
67	Remaining Term to Maturity or ARD (mos.)	Refer to calculation procedures
68	Original IO Period (mos.)	Refer to calculation procedures
69	Remaining IO Period (mos.)	Refer to calculation procedures
70	Original Amort. Term (mos.)	Refer to calculation procedures

Characteristic	Source Document
71	Remaining Amort. Term (mos.)	Refer to calculation procedures
72	Amort. Type	Loan Agreement
73	Interest Accrual Method	Loan Agreement
74	Interest Rate	Loan Agreement
75	Monthly Debt Service (P&I)	Loan Agreement
76	Monthly Debt Service (IO)	Refer to calculation procedures
77	Annual Debt Service (P&I)	Refer to calculation procedures
78	Annual Debt Service (IO)	Refer to calculation procedures
79	Future Payment Changes (Y/N)	Loan Agreement
80	UW NOI DSCR (P&I)	Refer to calculation procedures
81	UW NOI DSCR (IO)	Refer to calculation procedures
82	UW NCF DSCR (P&I)	Refer to calculation procedures
83	UW NCF DSCR (IO)	Refer to calculation procedures
84	Cut-off Date LTV	Refer to calculation procedures
85	Maturity Date LTV	Refer to calculation procedures
86	Third Most Recent Revenues	Underwritten Financial Summary Report
87	Third Most Recent Expenses	Underwritten Financial Summary Report
88	Third Most Recent NOI	Underwritten Financial Summary Report
89	Third Most Recent NOI Date	Underwritten Financial Summary Report
90	Third Most Recent NOI Debt Yield	Refer to calculation procedures
91	Second Most Recent Revenues	Underwritten Financial Summary Report
92	Second Most Recent Expenses	Underwritten Financial Summary Report
93	Second Most Recent NOI	Underwritten Financial Summary Report
94	Second Most Recent NOI Date	Underwritten Financial Summary Report
95	Second Most Recent NOI Debt Yield	Refer to calculation procedures
96	Most Recent Revenues	Underwritten Financial Summary Report
97	Most Recent Expenses	Underwritten Financial Summary Report
98	Most Recent NOI	Underwritten Financial Summary Report
99	Most Recent NOI Date	Underwritten Financial Summary Report
100	Most Recent NOI Debt Yield	Refer to calculation procedures
101	Underwritten Occupancy	Underwritten Financial Summary Report
102	Underwritten EGI	Underwritten Financial Summary Report
103	Underwritten Expenses	Underwritten Financial Summary Report
104	Underwritten NOI	Underwritten Financial Summary Report
105	Underwritten NOI Debt Yield	Refer to calculation procedures
106	Underwritten CapEx Reserves	Underwritten Financial Summary Report
107	Underwritten TI/LC Reserves	Underwritten Financial Summary Report
108	Underwritten NCF	Underwritten Financial Summary Report
109	Underwritten NCF Debt Yield	Refer to calculation procedures
110	Largest Tenant	Rent Roll

	Characteristic	Source Document
111	Lease Expiration Date of Largest Tenant	Rent Roll
112	NSF of Largest Tenant (SF)	Rent Roll
113	Percent NSF of the Largest Tenant (%)	Refer to calculation procedures
114	2nd Largest Tenant	Rent Roll
115	Lease Expiration of 2nd Largest Tenant	Rent Roll
116	NSF of 2nd Largest Tenant (SF)	Rent Roll
117	Percent NSF of 2nd Largest Tenant (%)	Refer to calculation procedures
118	3rd Largest Tenant	Rent Roll
119	Lease Expiration of 3rd Largest Tenant	Rent Roll
120	NSF of 3rd Largest Tenant (SF)	Rent Roll
121	Percent NSF of 3rd Largest Tenant (%)	Refer to calculation procedures
122	4th Largest Tenant	Rent Roll
123	Lease Expiration of 4th Largest Tenant	Rent Roll
124	NSF of 4th Largest Tenant (SF)	Rent Roll
125	Percent NSF of 4th Largest Tenant (%)	Refer to calculation procedures
126	5th Largest Tenant	Rent Roll
127	Lease Expiration of 5th Largest Tenant	Rent Roll
128	NSF of 5th Largest Tenant (SF)	Rent Roll
129	Percent NSF of 5th Largest Tenant (%)	Refer to calculation procedures
130	Top Five Movie Theater Tenant (Y/N)	Rent Roll
131	Top Five Health Club Tenant (Y/N)	Rent Roll
132	Top Five Bank Branch Tenant (Y/N)	Rent Roll
133	Top Five Restaurant Tenant (Y/N)	Rent Roll
134	Top Five Medical Office Tenant (Y/N)	Rent Roll
135	Top Five Early Termination Options (Y/N - Description) (Top 15 Loans Only)	Rent Roll
136	Top Five Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)	Rent Roll
137	Non-Collateral Anchor Termination or Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)	Rent Roll
138	Top Five ROFR/ROFO Purchase (Y/N - Description) (Top 15 Loans Only)	Rent Roll
139	Tax Escrow in Place (Y/N)	Loan Agreement
140	Initial Tax Escrow Amount ($)	Closing Statement
141	Ongoing Tax Escrow - Monthly ($)	Closing Statement/Servicer Records
142	Tax Reserve Cap (Amount and Description)	Loan Agreement
143	Springing Reserve Requirement for Tax (Y/N)	Loan Agreement
144	Terms or Conditions for Springing Tax Reserve Requirement	Loan Agreement

	Characteristic	Source Document
145	Current Tax Escrow Balance	Servicer Records
146	Interest on Tax Escrow Beneficiary	Loan Agreement
147	Insurance Escrow in Place (Y/N)	Loan Agreement
148	Initial Insurance Escrow Amount ($)	Closing Statement
149	Ongoing Insurance Escrow - Monthly ($)	Closing Statement/Servicer Records
150	Insurance Reserve Cap (Amount and Description)	Loan Agreement
151	Springing Reserve Requirement for Insurance (Y/N)	Loan Agreement
152	Terms or Conditions for Springing Insurance Reserve Requirement	Loan Agreement
153	Current Insurance Escrow Balance	Servicer Records
154	Interest on Insurance Escrow Beneficiary	Loan Agreement
155	Deferred Maintenance Escrow in Place (Y/N)	Loan Agreement
156	Deferred Maintenance Recommended per Report ($)	Engineering Report
157	Deferred Maintenance Escrow Amount ($)	Closing Statement/Loan Agreement
158	Percent of Total Recommended Deferred Maintenance Amount Escrowed (%)	Refer to calculation procedures
159	Deferred Maintenance Escrow Current Balance ($)	Servicer Records
160	Interest on Deferred Maintenance Beneficiary	Loan Agreement
161	Cap Ex Escrow in Place (Y/N)	Loan Agreement
162	Initial Cap Ex Escrow Amount ($)	Closing Statement/Loan Agreement
163	Ongoing Cap Ex Escrow - Monthly ($)	Loan Agreement
164	Annual Cap Ex Reserve Requirement per SF/Unit ($)	Refer to calculation procedures
165	Cap Ex Reserve Cap ($ and Description)	Loan Agreement
166	Springing Reserve Requirement for Cap Ex (Y/N)	Loan Agreement
167	Terms or Conditions for Springing Cap Ex Reserve Requirement	Loan Agreement
168	Current Cap Ex Escrow Balance	Servicer Records
169	Interest on Cap Ex Escrow Beneficiary	Loan Agreement
170	TI/LC Escrow in Place (Y/N)	Loan Agreement
171	Initial TI/LC Escrow Amount ($)	Closing Statement/Loan Agreement
172	Ongoing TI/LC Escrow - Monthly ($)	Loan Agreement
173	Annual TI/LC Escrow per SF/Unit ($)	Refer to calculation procedures
174	TI/LC Reserve Cap (Amount and Description)	Loan Agreement

	Characteristic	Source Document
175	Springing Reserve Requirement for TI/LC (Y/N)	Loan Agreement
176	Terms or Conditions for Springing TI/LC Reserve Requirement	Loan Agreement
177	Current TI/LC Balance	Servicer Records
178	Interest on TI/LC Escrow Beneficiary	Loan Agreement
179	Other Escrows in Place (Y/N)	Loan Agreement
180	Description of Other Escrows	Loan Agreement
181	Initial Other Escrow Amount ($)	Closing Statement/Loan Agreement
182	Ongoing Other Escrow - Monthly ($)	Loan Agreement
183	Other Reserve Cap ($)	Loan Agreement
184	Other Springing Reserve Requirement (Y/N)	Loan Agreement
185	Terms or Conditions for Springing Other Reserve Requirement	Loan Agreement
186	Current Other Escrow Balance	Servicer Records
187	Interest on Other Escrow Beneficiary	Loan Agreement
188	Other Escrow Description/ Release Provisions	Loan Agreement
189	FIRREA Appraisal (Y/N)	Appraisal Report
190	Appraisal Report Date	Appraisal Report
191	Phase I Date	Phase I Report
192	Phase II Date	Phase II Report
193	Engineering Report Date	Engineering Report
194	Seismic Report Date	Seismic Report
195	Earthquake Zone 3 or 4 (Y/N)	Seismic Report
196	PML %	Seismic Report
197	Earthquake Insurance (Y/N)	Insurance Certificate
198	Windstorm Insurance (Y/N)	Insurance Certificate
199	Flood Zone (Y/N)	Appraisal Report
200	Flood Insurance (Y/N)	Insurance Certificate
201	Environmental Insurance (Y/N)	Insurance Certificate
202	Due Date	Loan Agreement
203	Debt Service Payment Grace Period to Impose Late Charge	Loan Agreement
204	Debt Service Grace Period to Call a Default	Loan Agreement
205	Balloon Payment Grace Period to Impose Late Charge	Loan Agreement
206	Balloon Payment Grace Period to Call a Default	Loan Agreement
207	Default Interest Rate	Loan Agreement
208	Assumption Provision (Y/N)	Loan Agreement

	Characteristic	Source Document
209	Assumption Fee	Loan Agreement
210	Partial Collateral Release (Y/N)	Loan Agreement
211	Partial Collateral Release and Prepayment Descriptions	Loan Agreement
212	Outparcel or Other Release (Y/N)	Loan Agreement
213	Outparcel or Other Release Description	Loan Agreement
214	Substitution Allowed (Y/N)	Loan Agreement
215	Substitution Provision Description	Loan Agreement
216	Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.)	Loan Agreement
217	Partial Prepayment Description	Loan Agreement
218	Prepayment Interest Shortfall (Y/N)	Loan Agreement
219	Seasoning	Refer to calculation procedures
220	Prepayment Provision String	Loan Agreement
221	Lockout End Date	Loan Agreement
222	Pari Passu (Y/N)?	Loan Agreement
223	Current Additional Financing in Place (Y/N/Silent)	Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document
224	Type of Additional Financing	Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document
225	Additional Financing Original Balance	Loan Agreement/Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document
226	Additional Financing Permitted In Future (Y/N/Silent)	Loan Agreement
227	Type of Additional Future Financing	Loan Agreement
228	Terms of Future Additional Financing	Loan Agreement
229	Original Whole Note Loan Balance	Loan Agreement
230	Cut-off Date Whole Note Loan Balance	Refer to calculation procedures
231	Pari Passu Debt	Loan Agreement [1,2]
232	Total Trust Exposure	Refer to calculation procedures
233	Annual Debt Service Incl. Pari Passu (Amort)	Refer to calculation procedures
234	Annual Debt Service Incl. Pari Passu (IO)	Refer to calculation procedures
235	Cut-off Date Pari Passu Mortgage Debt Balance	Refer to calculation procedures
236	Cut-off Date Subordinate Mortgage Debt Balance	Refer to calculation procedures
237	Total Mortgage Debt Cut-off Date LTV Ratio	Refer to calculation procedures

	Characteristic	Source Document
238	Total Mortgage Debt UW NCF DSCR	Refer to calculation procedures
239	Total Mortgage Debt UW NOI Debt Yield	Refer to calculation procedures
240	Cut-off Date Mezzanine Debt Balance	Refer to calculation procedures
241	Total Debt Cut-off Date LTV Ratio	Refer to calculation procedures
242	Total Debt UW NCF DSCR	Refer to calculation procedures
243	Total Debt UW NOI Debt Yield	Refer to calculation procedures
244	Coop - Rental Value	Not Applicable
245	Coop - LTV as Rental	Not Applicable
246	Coop - Unsold Percent	Not Applicable
247	Coop - Sponsor Units	Not Applicable
248	Coop - Investor Units	Not Applicable
249	Coop - Coop Units	Not Applicable
250	Coop - Sponsor/Investor Carry	Not Applicable
251	Coop - Committed Secondary Debt	Not Applicable
252	Asset Type Number	None - Mortgage Loan Seller Provided
253	Group ID	None - Mortgage Loan Seller Provided
254	Reporting Period Beginning Date	None - Mortgage Loan Seller Provided
255	Reporting Period End Date	None - Mortgage Loan Seller Provided
256	Interest Accrual Method Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
257	Original Interest Rate Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
258	Underwriting Indicator	None - Mortgage Loan Seller Provided
259	Lien Position Securitization Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
260	Loan Structure Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
261	Periodic Principal and Interest Payment Securitization Amount	Refer to calculation procedures
262	Payment Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
263	Payment Frequency Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
264	Interest Only Indicator	Loan Agreement
265	Balloon Indicator	Loan Agreement
266	Prepayment Premium Indicator	Loan Agreement
267	Negative Amortization Indicator	None - Mortgage Loan Seller Provided
268	Modified Indicator	None - Mortgage Loan Seller Provided
269	Arm Index Code	Not applicable
270	First Rate Adjustment Date	Not applicable
271	First Payment Adjustment Date	Not applicable

	Characteristic	Source Document
272	ARM Margin Number	Not applicable
273	Lifetime Rate Cap Percentage	Not applicable
274	Lifetime Rate Floor Percentage	Not applicable
275	Periodic Rate Increase Limit Percentage	Not applicable
276	Periodic Rate Decrease Limit Percentage	Not applicable
277	Periodic Payment Adjustment Maximum Amount	Not applicable
278	Periodic Payment Adjustment Maximum Percent	Not applicable
279	Rate Reset Frequency Code	Not applicable
280	Payment Reset Frequency Code	Not applicable
281	Index Lookback Days Number	Not applicable
282	Yield Maintenance End Date	Loan Agreement
283	Prepayment Premiums End Date	Loan Agreement
284	Maximum Negative Amortization Allowed Percentage	None - Mortgage Loan Seller Provided
285	Maximum Negative Amortization Allowed Amount	None - Mortgage Loan Seller Provided
286	Negative Amortization Deferred Interest Cap Amount	None - Mortgage Loan Seller Provided
287	Deferred Interest Cumulative Amount	None - Mortgage Loan Seller Provided
288	Deferred Interest Collected Amount	None - Mortgage Loan Seller Provided
289	Property Type Code	Appraisal Report/EDGAR ABS XML Technical Specification Document
290	Net Rentable Square Feet Number	Rent Roll
291	Net Rentable Square Feet Securitization Number	Rent Roll
292	Units Beds Rooms Number	Rent Roll
293	Units Beds Rooms Securitization Number	Rent Roll
294	Valuation Source Securitization Code	Appraisal Report/EDGAR ABS XML Technical Specification Document
295	Most Recent Valuation Amount	None - Mortgage Loan Seller Provided
296	Most Recent Valuation Date	None - Mortgage Loan Seller Provided
297	Most Recent Valuation Source Code	None - Mortgage Loan Seller Provided
298	Property Status Code	None - Mortgage Loan Seller Provided
299	Defeasance Option Start Date	Loan Agreement
300	Defeased Status Code	None - Mortgage Loan Seller Provided
301	AL_Largest Tenant	Rent Roll
302	AL_Second Largest Tenant	Rent Roll
303	AL_Third Largest Tenant	Rent Roll
304	Financials Securitization Date	Underwritten Financial Summary Report
305	Most Recent Financials Start Date	Underwritten Financial Summary Report

	Characteristic	Source Document
306	Most Recent Financials End Date	Underwritten Financial Summary Report
307	Most Recent Net Cash Flow Amount	Underwritten Financial Summary Report
308	Net Operating Income Net Cash Flow Securitization Code	None - Mortgage Loan Seller Provided
309	Net Operating Income Net Cash Flow Code	None - Mortgage Loan Seller Provided
310	Most Recent Debt Service Amount	Refer to calculation procedures
311	Most Recent Debt Service Coverage Net Operating Income Percentage	Refer to calculation procedures
312	Most Recent Debt Service Coverage Net Cash Flow Percentage	Refer to calculation procedures
313	Debt Service Coverage Securitization Code	None - Mortgage Loan Seller Provided
314	Most Recent Debt Service Coverage Code	None - Mortgage Loan Seller Provided
315	Asset Added Indicator	None - Mortgage Loan Seller Provided
316	Report Period Modification Indicator	None - Mortgage Loan Seller Provided
317	Report Period Beginning Schedule Loan Balance Amount	Refer to calculation procedures
318	Report Period End Actual Balance Amount	Refer to calculation procedures
319	Total Scheduled Principal Interest Due Amount	Refer to calculation procedures
320	Scheduled Interest Amount	Refer to calculation procedures
321	Other Interest Adjustment Amount	None - Mortgage Loan Seller Provided
322	Scheduled Principal Amount	Refer to calculation procedures
323	Unscheduled Principal Collected Amount	None - Mortgage Loan Seller Provided
324	Other Principal Adjustment Amount	None - Mortgage Loan Seller Provided
325	Hyper Amortizing Date	Not applicable
326	Servicing Advance Method Code	None - Mortgage Loan Seller Provided
327	Non Recoverability Indicator	None - Mortgage Loan Seller Provided
328	Total Principal Interest Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
329	Total Taxes Insurance Advances Outstanding Amount	None - Mortgage Loan Seller Provided
330	Other Expenses Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
331	Payment Status Loan Code	None - Mortgage Loan Seller Provided
332	Arm Index Rate Percentage	Not applicable
333	Next Interest Rate Percentage	Not applicable
334	Next Interest Rate Change Adjustment Date	Not applicable
335	Next Payment Adjustment Date	Not applicable
336	Primary Servicer Name	None - Mortgage Loan Seller Provided
337	Most Recent Special Servicer Transfer Date	None - Mortgage Loan Seller Provided
338	Most Recent Master Servicer Return Date	None - Mortgage Loan Seller Provided
339	Asset Subject Demand Indicator	None - Mortgage Loan Seller Provided

	Characteristic	Source Document
340	Asset Subject Demand Status Code	None - Mortgage Loan Seller Provided
341	Repurchase Amount	None - Mortgage Loan Seller Provided
342	Demand Resolution Date	None - Mortgage Loan Seller Provided
343	Repurchaser Name	None - Mortgage Loan Seller Provided
344	Repurchase Replacement Reason Code	None - Mortgage Loan Seller Provided
345	Realized Loss To Trust Amount	None - Mortgage Loan Seller Provided
346	Liquidation Prepayment Code	None - Mortgage Loan Seller Provided
347	Liquidation Prepayment Date	None - Mortgage Loan Seller Provided
348	Prepayment Premium Yield Maintenance Received Amount	None - Mortgage Loan Seller Provided
349	Workout Strategy Code	None - Mortgage Loan Seller Provided
350	Last Modification Date	None - Mortgage Loan Seller Provided
351	Modification Code	None - Mortgage Loan Seller Provided
352	Post Modification Interest Percentage	None - Mortgage Loan Seller Provided
353	Post Modification Payment Amount	None - Mortgage Loan Seller Provided
354	Post Modification Maturity Date	None - Mortgage Loan Seller Provided
355	Post Modification Amortization Period Amount	None - Mortgage Loan Seller Provided

1 With respect to the Mortgage Asset identified on the Data File as “Warwick Mall,” we were instructed by representatives of BANA to compare such Characteristic to the corresponding information set forth on the Warwick Mall Draft Promissory Note.

2 With respect to the Mortgage Asset identified on the Data File as “Bass Pro and Cabela’s Portfolio,” we were instructed by representatives of WFB to compare such Characteristic to the corresponding information set forth on the

Bass Pro and Cabela’s Draft Promissory Note.

Calculation Procedures

With respect to Characteristic 2, we recomputed the Percent by Cut-off Date Balance by dividing the (i) Cut-off Date Balance by (ii) sum of each of the Mortgage Assets’ Cut-off Date Balance.

With respect to Characteristic 4, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Balance using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method and Interest Rate and the Cut-off Date. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date and full term interest-only Mortgage Assets (if any), the Cut-off Date Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 5, assuming, at your request, no prepayments of principal, we recomputed the Maturity Date Balance using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Maturity Date or ARD and Interest Rate. With respect to full term interest-only Mortgage Assets (if any), the Maturity Date Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Maturity Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 6, we recomputed the Cut-off Date Balance per Unit or SF by dividing the (i) Cut-off Date Balance by (ii) Units/SF. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Units/SF for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 66, we recomputed the Original Term to Maturity or ARD (mos.) by determining the number of payment dates from and inclusive of the earlier of the First Payment Date (IO) or First P&I Payment Date (as applicable) to and inclusive of the Maturity Date or ARD.

With respect to Characteristic 67, we recomputed the Remaining Term to Maturity or ARD (mos.) by subtracting the (i) Seasoning from (ii) Original Term to Maturity or ARD (mos.).

With respect to Characteristic 68, we recomputed the Original IO Period (mos.) by determining the number of payment dates from and inclusive of the First Payment Date (IO) to and exclusive of the First P&I Payment Date. This procedure was performed for partial and full term interest-only Mortgage Assets only.

With respect to Characteristic 69, we recomputed the Remaining IO Period (mos.) by subtracting the (i) Seasoning from (ii) Original IO Period (mos.) (but to not less than zero). This procedure was performed for partial and full term interest-only Mortgage Assets only.

With respect to Characteristic 70, we recomputed the Original Amort. Term (mos.) using the Original Balance, Monthly Debt Service (P&I) and Interest Rate and a 30/360 Interest Accrual Method. This procedure was not performed for full term interest-only Mortgage Assets (if applicable).

With respect to Characteristic 71, we recomputed the Remaining Amort. Term (mos.) by subtracting the Seasoning from the Original Amort. Term (mos.). With respect to partial interest-only, then amortizing Mortgage Assets, the procedure indicated herein reduces the Seasoning as of the Cut-off Date by the Original IO Period (mos.) (but to not less than zero). This procedure was not performed for full term interest-only Mortgage Assets (if applicable).

With respect to Characteristic 76, we recomputed the Monthly Debt Service (IO) by dividing the (i) Annual Debt Service (IO) by (ii) twelve. This procedure was performed for partial and full term interest-only Mortgage Assets only (if applicable).

With respect to Characteristic 77, we recomputed the Annual Debt Service (P&I) by multiplying the (i) Monthly Debt Service (P&I) by (ii) twelve. This procedure was not performed for full term interest-only Mortgage Assets (if applicable).

With respect to Characteristic 78, we recomputed the Annual Debt Service (IO) by multiplying the (i) Cut-off Date Balance, (ii) Interest Rate and (iii) for those Mortgage Assets whose Interest Accrual Method is “Actual/360,” a fraction equal to 365/360. This procedure was performed for partial and full term interest-only Mortgage Assets only (if applicable).

With respect to Characteristic 80, we recomputed the UW NOI DSCR (P&I) by dividing the (i) Underwritten NOI by (ii) Annual Debt Service (P&I). This procedure was not performed for full term interest-only Mortgage Assets (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 81, we recomputed the UW NOI DSCR (IO) by dividing the (i) Underwritten NOI by (ii) Annual Debt Service (IO). This procedure was performed for partial and full term interest-only Mortgage Assets only (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 82, we recomputed the UW NCF DSCR (P&I) by dividing the (i) Underwritten NCF by (ii) Annual Debt Service (P&I). This procedure was not performed for full term interest-only Mortgage Assets (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 83, we recomputed the UW NCF DSCR (IO) by dividing the (i) Underwritten NCF by (ii) Annual Debt Service (IO). This procedure was performed for partial and full term interest-only Mortgage Assets only (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 84, we recomputed Cut-off Date LTV by dividing the (i) Cut-off Date Balance by (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 85, we recomputed Maturity Date LTV by dividing the (i) Maturity Date Balance by (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 90, we recomputed the Third Most Recent NOI Debt Yield by dividing the (i) Third Most Recent NOI by (ii) Cut-off Date Balance. This procedure was only performed for those Mortgage Assets with Third Most Recent NOI greater than $0. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Third Most Recent NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage

Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 95, we recomputed the Second Most Recent NOI Debt Yield by dividing the (i) Second Most Recent NOI by (ii) Cut-off Date Balance. This procedure was only performed for those Mortgage Assets with Second Most Recent NOI greater than $0. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Second Most Recent NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 100, we recomputed the Most Recent NOI Debt Yield by dividing the (i) Most Recent NOI by (ii) Cut-off Date Balance. This procedure was only performed for those Mortgage Assets with Most Recent NOI greater than $0. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Most Recent NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 105, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 109, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 113, we recomputed the Percent NSF of the Largest Tenant (%) by dividing the (i) NSF of Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Assets with NSF of Largest Tenant (SF) greater than zero.

With respect to Characteristic 117, we recomputed the Percent NSF of 2nd Largest Tenant (%) by dividing the (i) NSF of 2nd Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Assets with NSF of 2nd Largest Tenant (SF) greater than zero.

With respect to Characteristic 121, we recomputed the Percent NSF of 3rd Largest Tenant (%) by dividing the (i) NSF of 3rd Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Assets with NSF of 3rd Largest Tenant (SF) greater than zero.

With respect to Characteristic 125, we recomputed the Percent NSF of 4th Largest Tenant (%) by dividing the (i) NSF of 4th Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Assets with NSF of 4th Largest Tenant (SF) greater than zero.

With respect to Characteristic 129, we recomputed the Percent NSF of 5th Largest Tenant (%) by dividing the (i) NSF of 5th Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Assets with NSF of 5th Largest Tenant (SF) greater than zero.

With respect to Characteristic 158, we recomputed the Percent of Total Recommended Deferred Maintenance Amount Escrowed (%) by dividing the (i) Deferred Maintenance Escrow Amount ($) by (ii) Deferred Maintenance Recommended per Report ($).

With respect to Characteristic 164, we recomputed the Annual Cap Ex Reserve Requirement per SF/Unit ($) by dividing the (i) product of the (a) Ongoing Cap Ex Escrow - Monthly ($) and (b) twelve by (ii) Units/SF.

With respect to Characteristic 173, we recomputed the Annual TI/LC Escrow per SF/Unit ($) by dividing the (i) product of the (a) Ongoing TI/LC Escrow - Monthly ($) and (b) twelve by (ii) Units/SF.

With respect to Characteristic 219, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the earlier of the First Payment Date (IO) or First P&I Payment Date, as applicable, to and inclusive of the Cut-off Date.

With respect to Characteristic 230, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Whole Note Loan Balance using the First P&I Payment Date, whole note loan monthly debt service, Original Whole Note Loan Balance, Interest Accrual Method and whole note loan interest rate (each as set forth on or derived from the Loan Agreement) and the Cut-off Date. With respect to interest-only whole note loan Mortgage Assets determined to be non-amortizing as of the Cut-off Date (as determined from the Loan Agreement) and full term interest-only whole note loan Mortgage Assets (if any), the Cut-off Date Whole Note Loan Balance was set to equal the Original Whole Note Loan Balance. At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Whole Note Loan Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. This procedure was performed only for those Mortgage Assets which are part of a loan combination or has subordinate mortgage debt.

With respect to Characteristic 232, the Total Trust Exposure was set to equal the Cut-off Date Balance. This procedure was performed only for those Mortgage Assets which are part of a loan combination.

With respect to Characteristic 233, we recomputed the Annual Debt Service Incl. Pari Passu (Amort) by multiplying (i) the sum of the (a) Monthly Debt Service (P&I) and (b) pari passu monthly debt service (P&I) (as set forth on or derived from the Loan Agreement) by (ii) 12. This procedure was not performed for full term interest-only pari passu Mortgage Assets (as determined from the Loan Agreement) (if applicable). This procedure was performed only for those Mortgage Assets which are part of a loan combination.

With respect to Characteristic 234, we recomputed the Annual Debt Service Incl. Pari Passu (IO) by multiplying the (i) sum of the (a) Original Balance and (b) Pari Passu Debt and (ii) product of (a) the whole note loan interest rate (as set forth on or derived from the Loan Agreement) and (b) for those Mortgage Assets whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360. This procedure was only performed for partial and full term interest-only pari passu Mortgage Assets (as determined from the Loan Agreement) (if applicable). This procedure was performed only for those Mortgage Assets which are part of a loan combination.

With respect to Characteristic 235, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Pari Passu Mortgage Debt Balance using the First P&I Payment Date, pari passu monthly debt service (P&I), Pari Passu Debt, Interest Accrual Method and pari passu interest rate (each as set forth on or derived from the Loan Agreement) and the Cut-off Date. With respect to interest-only pari passu Mortgage Assets determined to be non-amortizing as of the Cut-off Date (as determined from the Loan Agreement) and full term interest-only pari passu Mortgage Assets (if any), the Cut-off Date Pari Passu Mortgage Debt Balance was set to equal the Pari Passu Debt (as set forth on the Loan Agreement). At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Pari Passu Mortgage Debt Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. This procedure was performed only for those Mortgage Assets which are part of a loan combination.

With respect to Characteristic 236, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Subordinate Mortgage Debt Balance using the subordinate mortgage debt first payment date, subordinate mortgage debt monthly debt service, subordinate mortgage debt original balance, subordinate mortgage debt interest accrual method and subordinate mortgage debt interest rate (each as set forth on or derived from the Subordinate Loan Document) and the Cut-off Date. With respect to interest-only subordinate mortgage debt Mortgage Assets determined to be non-amortizing as of the Cut-off Date (as determined from the Subordinate Loan Document) and full term interest-only subordinate mortgage debt Mortgage Assets (if any), the Cut-off Date Subordinate Mortgage Debt Balance was set to equal the original subordinate mortgage debt balance (as set forth on the Subordinate Loan Document). This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 237, we recomputed the Total Mortgage Debt Cut-off Date LTV Ratio by dividing the (i) sum of the (a) Cut-off Date Balance, (b) Cut-off Date Pari Passu Mortgage Debt Balance and (c) Cut-off Date Subordinate Mortgage Debt Balance (if applicable) by (ii)

Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 238, we recomputed the Total Mortgage Debt UW NCF DSCR by dividing the (i) Underwritten NCF by (ii) the sum of the (a) Annual Debt Service Incl. Pari Passu (Amort) or Annual Debt Service Incl. Pari Passu (IO), as applicable and (b) subordinate mortgage debt annual debt service (as derived from the Subordinate Loan Document) (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 239, we recomputed the Total Mortgage Debt UW NOI Debt Yield by dividing (i) the Underwritten NOI by (ii) the sum of the (a) Cut-off Date Balance, (b) Cut-off Date Pari Passu Mortgage Debt Balance and (c) Cut-off Date Subordinate Mortgage Debt Balance (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 240, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Mezzanine Debt Balance using the mezzanine or subordinate unsecured debt first payment date, mezzanine or subordinate unsecured debt monthly debt service, mezzanine or subordinate unsecured debt original balance, mezzanine or subordinate unsecured debt interest accrual method and mezzanine or subordinate unsecured debt interest rate (each as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document) and the Cut-off Date. With respect to partial interest-only mezzanine or subordinate unsecured debt determined to be non-amortizing as of the Cut-off Date and full term interest-only mezzanine or subordinate unsecured debt (if any) (as derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document), the Cut-off Date Mezzanine Debt Balance was set to equal the related Additional Financing Original Balance. This procedure was performed only for those Mortgage Assets with mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 241, we recomputed the Total Debt Cut-off Date LTV Ratio by dividing the (i) sum of the (a) Cut-off Date Balance, (b) Cut-off Date Pari Passu Mortgage Debt Balance (if applicable), (c) Cut-off Date Subordinate Mortgage Debt Balance (if applicable) and (d) Cut-off Date Mezzanine Debt Balance (if applicable) by (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 242, we recomputed the Total Debt UW NCF DSCR by dividing the (i) Underwritten NCF by (ii) sum of the (a) Annual Debt Service (P&I), Annual Debt Service (IO), Annual Debt Service Incl. Pari Passu (Amort) or Annual Debt Service Incl. Pari Passu (IO),

as applicable, (b) subordinate mortgage debt annual debt service (as derived from the Subordinate Loan Document) (if applicable) and (c) mezzanine or subordinate unsecured debt annual debt service (as derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document) (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 243, we recomputed the Total Debt UW NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) sum of the (a) Cut-off Date Balance, (b) Cut-off Date Pari Passu Mortgage Debt Balance (if applicable), (c) Cut-off Date Subordinate Mortgage Debt Balance (if applicable) and (d) Cut-off Date Mezzanine Debt Balance (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 261, we recomputed the Periodic Principal and Interest Payment Securitization Amount by adding the (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount. This procedure was not performed for those Mortgage Assets with a Seasoning equal to zero.

With respect to Characteristic 310, we recomputed the Most Recent Debt Service Amount:

•	for amortizing and partial interest-only Mortgage Assets, as the product of (i) the Monthly Debt Service (P&I) and (ii) twelve; and
•	for full term interest-only Mortgage Assets, as the product of (i) the Monthly Debt Service (IO) and (ii) twelve.

This procedure was only performed for those Mortgage Assets with Most Recent Revenues. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 311, we recomputed the Most Recent Debt Service Coverage Net Operating Income Percentage by dividing the (i) Most Recent NOI by (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Assets with Most Recent NOI. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 312, we recomputed the Most Recent Debt Service Coverage Net Cash Flow Percentage by dividing the (i) Most Recent Net Cash Flow Amount by (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Assets with Most

Recent Net Cash Flow Amount. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 317, assuming, at your request, no prepayment of principal, we recomputed the Report Period Beginning Schedule Loan Balance Amount using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Interest Rate and the Due Date in November 2017. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of November 2017 and full term interest-only Mortgage Assets (if any), the Report Period Beginning Schedule Loan Balance Amount was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Report Period Beginning Schedule Loan Balance Amount differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 318, assuming, at your request, no prepayments of principal, we recomputed the Report Period End Actual Balance Amount using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Interest Rate and the Cut-off Date. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date and full term interest-only Mortgage Assets (if any), the Report Period End Actual Balance Amount was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Report Period End Actual Balance Amount differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 319, we recomputed the Total Scheduled Principal Interest Due Amount by adding the (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount.

With respect to Characteristic 320, we recomputed the Scheduled Interest Amount as the product of (i) the Report Period Beginning Schedule Loan Balance Amount, (ii) the Interest Rate, (iii) the number of calendar days from and inclusive of the Due Date in November 2017 to and exclusive of the Due Date in December 2017 and (iv) a fraction equal to 1/360. This procedure was not performed for those Mortgage Assets with a Seasoning equal to zero.

With respect to Characteristic 322, we recomputed the Scheduled Principal Amount by subtracting the (i) Scheduled Interest Amount from (ii) Monthly Debt Service (P&I). This procedure was only performed for those Mortgage Assets determined to be amortizing as of the Due Date in December 2017.